Commitments and Contingencies - Terminated Engagement Letter (Details) - Series E Convertible Preferred Stock	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) installment	Dec. 31, 2016 USD ($)
Legal Proceedings
Transaction fee to former financial advisor		$ 650,000
Number of installments to pay transaction fee to former financial advisor | installment	4
Reimbursement to former financial advisor for out-of-pocket expenses	$ 35,000